RELATED PARTY TRANSACTIONS (Due From Affiliated Companies) - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 18, 2014	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Entertainment production costs, net		$ 39,173	$ 46,437
Amounts due from affiliated companies		1,079	23
Melco's subsidiaries [Member] | Maximum [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies		1,077	1,312
Melcos Associated Company [Member] | Maximum [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies		20	65
Shun Tak Group [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies		2	3
Shun Tak Group [Member] | Maximum [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies		$ 3	$ 15
Crown's subsidiary [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Assigned share of short film and all related elements	50.00%
Entertainment production costs, net	$ 15,619